INITIAL PUBLIC OFFERING	6 Months Ended	8 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Founder Spac [Member]
INITIAL PUBLIC OFFERING

NOTE 3. INITIAL PUBLIC OFFERING

On August 17, 2021, the Company sold 31,625,000 Units at $10.00 per Unit, generating gross proceeds of $316,250,000. Each Unit consists of one of the Company’s Class A ordinary shares, par value $0.0001 per share, and one-half of one redeemable warrant (“Public Warrant”). Each whole Public Warrant entitles the holder to purchase one Class A ordinary shares at an exercise price of $11.50 per whole share (see Note 7).

NOTE 3. INITIAL PUBLIC OFFERING

On August 17, 2021, the Company sold 31,625,000 Units at $10.00 per Unit, generating gross proceeds of $316,250,000. Each Unit consists of one of the Company’s Class A ordinary shares, par value $0.0001 per share, and one-half of one redeemable warrant (“Public Warrant”). Each whole Public Warrant entitles the holder to purchase one Class A ordinary shares at an exercise price of $11.50 per whole share (see Note 7).